Convertible Loan	12 Months Ended
Dec. 31, 2023
Convertible Loan
Convertible Loan

13. Convertible Loan

On March 28, 2019, the Company entered into a Convertible Loan agreement with Alibaba Investment Limited (“Alibaba”), pursuant to which Alibaba advanced approximately US$171.1 million (RMB1,147.0 million) in aggregate principal amount, which matured on April 4, 2022 (the “Convertible Loan”). The Convertible Loan will bear interest at a rate of 3.00% per annum, which will be waived in case of conversion or payable at maturity. The Convertible Loan will be unsecured and unsubordinated and mature in three years after the drawdown, unless previously repaid or converted in accordance with their terms prior to such date.

The Convertible Loan may be converted at Alibaba’s option on or after (i) the date falling thirty-eight (38) months after the initial drawdown of the loan or (ii) upon the occurrence of an event of default (as defined in the indenture agreement) at a conversion price of US$60.00 per ordinary share, subject to adjustment under the terms of the indenture agreement.

The Company assessed the Convertible Loan under ASC 815 and concluded that:

●	Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Convertible Loan is not required as the scope exception prescribed in ASC 815-10-15-74 is met;

●	There was no BCF attribute to the Convertible Loan as the set conversion price for the Convertible Loan was greater than the fair value of the ordinary share price at date of issuance;

Considering the above, the Company has accounted for the Convertible Loan in accordance with ASC 470 as a single instrument as a long-term liability; the value of the Convertible Loan was measured by the cash received of US$ 171.1 million (RMB1,147.0 million). The debt issuance cost was recorded as a reduction to the Convertible Loan and is amortized as interest expense using the effective interest method, over the term of the Convertible Loan.

As of December 31, 2023, the carrying value of the Company’s Convertible Loan, including unpaid interest of RMB734.7 million (2022: RMB:556.2 million), was RMB1,944.8 million (2022:RMB1,746.2 million). Interest expenses recorded amounted to RMB35.4 million, RMB 468.4 million and RMB185.8 million for the years ended December 31, 2021, 2022 and 2023, respectively. The Company and Alibaba entered into several supplemental agreements to the original convertible loan agreement on December 25, 2021, March 28, 2022, April 29, 2022, November 7, 2022, March 31, 2023, and April 16, 2024. (see Note 25). According to the supplemental agreements, the Company paid interest amount to US$4.5 million in 2022, and US$2.5 million in 2023, respectively.